UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22214

Advanced Equities Late Stage Opportunities Fund I, LLC

(Exact name of registrant as specified in charter)

311 S. Wacker Drive, Suite 1650 Chicago, IL

   60606

(Address of principal executive offices)

(Zip code)

Saju Bahuleyan,  Advanced Equities, Inc. 311 S. Wacker Drive, Suite 1650 Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code:

(312)-377-5300

Date of fiscal year end:

12/31

Date of reporting period: 3/31/13

Item 1.  Schedule of Investments.

Advanced Equities Late Stage Opportunities Fund I, LLC
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

	Shares	Fair Value
Common Stock - 0.3%
Technology - 0.3%
Alien Technology Corp. (1)(2)(3)(4)	11,611	$ 6,967
(Cost $11,610,982)

Convertible Preferred Stock - 99.5%
Technology - 99.5%
Alien Technology Corp.	601,494	1,822,527
8% Series A Preferred voting (1)(2)(3)(4)
Alien Technology Corp.	156,369	556,674
8% Series B Preferred voting (1)(2)(3)(4)
Total Convertible Preferred Stock		$ 2,379,200
(Cost $1,828,950)

Warrants - 0.0%	Warrants
Alien Technology Corp.
Common Stock (1)(2)(3)(4)	469	$ -
Alien Technology Corp.
8% Series B Preferred Stock (1)(2)(3)(4)	38,601	-
Total Warrants		$ -
(Cost $0)

Total Investments - 99.8%		$ 2,386,167
(Cost $13,439,932)

(1) Security not registerd under the Securities Act of 1933, as amended (i.e. the security was purchased in a Rule 144A or a Reg. D transaction).  The security may be resold only pursant to an exemption from registration under the 1933 Act typically to qualified institutional buyers.  The Fund generally has no rights to demand registration of these securities.  These securities represent 100% of the Fund's net assets.

(2) Investment in a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.  It is possible that the estimated value may differ significantly from the amount that might ultimately be delivered in the near term, and the difference could be material.  The market value of these securities represent 100% of the Fund's net assets.

(3) Affiliated Issuers
(4) Non income producing security

Advanced Equities Late Stage Opportunities Fund I, LLC
PORTFOLIO OF INVESTMENTS
March 31, 2013 (Unaudited)

The following is a summary of significant accounting policies followed by the Company in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Fair Value of Financial Instruments - The value of each security held by the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to the policies established by the Directors.  The Fund’s investments are subject to the terms and conditions of the respective offering memoranda of the Portfolio Companies, as appropriate.  The Fund’s investments in the Portfolio Companies are carried at fair value as determined by the Fund’s management under the supervision of the Directors.  All valuations utilize financial information supplied by each Portfolio Company.  The Fund’s valuation procedures require management to consider all relevant information available at the time the Fund values its portfolio including recent transactions in stock of the Portfolio Companies, the financial performance of the Portfolio Companies and revenue and earnings multiples of comparable companies.

In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods into the three levels detailed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2013 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ -	$ -	$ 6,967	$ 6,967
Convertible Preferred Stock	-	-	2,379,200	2,379,200
Warrants	-	-	-	-
Total	$ -	$ -	$ 2,386,167	$ 2,386,167
There were no transfers into or out of Level 1 & 2 during the period. It is the Company's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

As noted above, the Portfolio of Investments includes investments with a value of $2,386,167 (99.8% of net assets) as of March 31, 2013, whose values have been determined based upon Level 3 inputs utilizing policies established by the Fund’s Board of Directors. Because of the inherent uncertainty surrounding Level 3 inputs used in the valuation process, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Warrants	Total
Beginning balance	$ 30,189	$ 2,908,151	$ 365	$ 2,938,705
Change in unrealized appreciation (depreciation)	(23,222)	(528,951)	-	(552,173)
Purchases	-	-	-	-
Expired	-	-	(365)	(365)
Exchanged	-	-	-	-
Transfers in/out of Level 3	-	-	-	-
Ending balance	$ 6,967	$ 2,379,200	$ -	$ 2,386,167

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3
investments still held at March 31, 2013 includes:		$ (552,173)

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Equities Late Stage Opportunities Fund I, LLC

By (Signature and Title)

/s/Byron Crowe

Byron Crowe, President and Principal Financial Officer

Date       5/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Byron Crowe

Byron Crowe, President and Principal Financial Officer

Date       5/24/13

By (Signature and Title)

/s/Saju Bahuleyan

Saju Bahuleyan, Chief Compliance Officer

Date      5/24/13